Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	76,579,420	80,552,734
Effect of dilutive share options and other awards outstanding under share based compensation programs	682,393	371,621
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	77,261,813	80,924,355

	Three Months Ended
	March 31, 2026	March 31, 2025
Net income per Ordinary Share:
Basic	$1.37	$2.00
Diluted	$1.36	$1.99